Employment Benefits - Estimated Future Benefit Payments within Ten Years from December 31, 2018 (Detail) ¥ in Millions	Dec. 31, 2018 JPY (¥)
Less than one year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	¥ 276
2020 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	359
2021 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	436
2022 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	516
2023 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	599
2024-2028 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	¥ 4,548